REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue current	$ 1.3		$ 1.3		$ 2.1
Revenue from breakage on contract liabilities	0.5	$ 0.3	1.5	$ 0.4	0.5	$ 1.6
Receivable from customers	0.5		0.5		0.2	0.5
Allowance for doubtful accounts receivable	$ 0.3		$ 0.3		0.3	0.7
Decrease in receivable from customers					0.3
Cost of goods sold					$ 0.2	$ 0.2